Development Costs	12 Months Ended
Dec. 31, 2024
Development Costs [Abstract]
Development costs

10. Development costs

Development costs were attributed to the development of a CEA vertical farms that yet to be completed as of December 31, 2022. As of December 31, 2023, the development costs generally consist of the construction services and installation of equipment at two geographical locations. As the Group expects to complete and sell the CEA vertical farm within a year, development costs were categorized as current asset in Statement of Financial Position. As of December 31, 2023, a CEA vertical farm and a construction project have completed and sold.

Movement of development costs as follows:

MYR
As of January 1, 2023	2,151,248
Additions	3,890,653
Charge to cost of revenue for the year	(6,041,901)
As of December 31, 2023 and 2024	–